Advances and Other Receivables	12 Months Ended
Dec. 31, 2013
Receivables, Other, Related Parties and Retainage [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
Note 6. Advances and Other Receivables

	December 31,
	2013	2012
Advances to Suppliers and Loans	$8,310	$10,479
Prepaid Income Taxes and Social Contributions	$2,281	$2,705
Employee Receivables	$374	$69
Other Creditors	$2,200	$3,543
	$13,165	$16,796

Included in advances to suppliers and loans is a loan to Finsocial, a company that makes loans to public school system teachers. At December 31, 2013 and 2012 the loan balances were $4,308 and $3,570 respectively